FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:                           (a)
             or fiscal year ending:          03/31/97         (b)


Is this a transition report? (Y/N)              N
                                              -----

Is this an amendment to a previous filing? (Y/N)         N
                                                       -----

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.



1.       A.       Registrant Name:  Capital Southwest Venture Corporation

         B.       File Number:              811-1947

         C.       Telephone Number: (972) 233-8242


2.       A.       Street:                   12900 Preston Road, Suite 700

         B.       City:  Dallas  C. State:Texas  D. Zip Code:75230  Zip Ext:1314

         E.       Foreign Country:                          Foreign Postal Code:


3.       Is this the first filing on this form by Registrant?  (Y/N)        N
                                                                          -----

4.       Is this the last filing on this form by Registrant?  (Y/N)         N
                                                                          -----

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)   Y
                                                                          -----
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)
         [If answer is "Y" (Yes), complete only items 111 through 132.]

7.       A.       Is Registrant a series or multiple portfolio company? (Y/N)
                  [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?



SCREEN NUMBER:  01                 PAGE NUMBER:  01               SEC2100 (5/90)

--------------------------------------------------------------------------------

  If filing more than one
  Page 40, "X" box:

--------------------------------------------------------------------------------
For period ending            03/31/97

File Number                  811-1947


FINANCIAL INFORMATION

97.      A.       How many months do the answers to
                  items 97 and 98 cover?                      12        Months
                                                         --------------

                                                For period covered by this form
                                                        ($000's omitted)
                                                -------------------------------
INCOME

         B.       Net interest income..........................    $       1,069
                                                                    ------------
         C.       Net dividend income..........................    $       1,245
                                                                    ------------
         D.       Account maintenance fees.....................    $
                                                                    ------------
         E.       Net other income.............................    $
                                                                    ------------

EXPENSES

         F.       Gross advisory fees..........................    $
                                                                    ------------
         G.       Gross administrator(s) fees..................    $
                                                                    ------------
                  (Negative answers allowed for 97H through 97S)
         H.       Salaries and other compensation..............    $
                                                                    ------------
         I.       Shareholder servicing agent fees.............    $
                                                                    ------------
         J.       Custodian fees...............................    $
                                                                    ------------
         K.       Postage......................................    $
                                                                    ------------
         L.       Printing expenses............................    $
                                                                    ------------
         M.       Directors' fees..............................    $
                                                                    ------------
         N.       Registration fees............................    $
                                                                    ------------
         O.       Taxes........................................    $           9
                                                                    ------------
         P.       Interest.....................................    $         635
                                                                    ------------
         Q.       Bookkeeping fees paid to anyone performing
                  this service.................................    $
                                                                    ------------
         R.       Auditing fees................................    $          13
                                                                    ------------
         S.       Legal fees...................................    $
                                                                    ------------






SCREEN NUMBER:  48                 PAGE NUMBER:  40               SEC2100 (5/90)

--------------------------------------------------------------------------------

  If filing more than one
  Page 41, "X" box:

--------------------------------------------------------------------------------
For period ending            03/31/97

File Number                  811-1947


   Expenses (Negative answers allowed on this screen for
    97T through 97W and 97Z only)
                                                For period covered by this form
                                                         ($000's omitted)
                                                --------------------------------

         T.       Marketing/distribution payments including
                  payments pursuant to a Rule 12b-1 plan............    $
                                                                         ------
         U.       Amortization of organization expenses.............    $
                                                                         ------
         V.       Shareholder meeting expenses......................    $
                                                                         ------
         W.       Other expenses....................................    $   286
                                                                         ------
         X.       Total expenses....................................    $   943
                                                                         ------
         Y.       Expense reimbursements............................    $
                                                                         ------
         Z.       Net investment income.............................    $1,371*
                                                                         ------
         AA.      Realized capital gains............................    $ 4,719
                                                                         ------
         BB.      Realized capital losses...........................    $
                                                                         ------
         CC.      1.  Net unrealized appreciation during the period.    $ 2,963
                                                                         ------
                  2.  Net unrealized depreciation during the period.    $
                                                                         ------
         DD.      Total income dividends for which record date
                  passed during the period..........................    $ 1,129
                                                                         ------
         EE.      Total capital gains distributions for which record
                  date passed during the period.....................    $   623
                                                                         ------

98.      Payments per share outstanding during the entire current period:
         A.       Dividends from net investment income..............    $1.129**
                                                                         ------
         NOTE:     Show in fractions of a cent if so declared.
         B.       Distributions of capital gains....................    $ .623**
                                                                         ------
         C.       Other distributions...............................    $
                                                                         ------

         NOTE:  Show in fractions of a cent if so declared.


  *      Negative answer permitted in this field.
 **      Items 98A and 98B should be of the form mn.nnnn (where n = integer).





SCREEN NUMBER:  49               PAGE NUMBER:  41                 SEC2100 (5/90)

--------------------------------------------------------------------------------

  If filing more than one
  Page 42, "X" box:

--------------------------------------------------------------------------------
For period ending            03/31/97

File Number                  811-1947

                                                                                                 As of the end of
                                                                                              current reporting period
                                                                                                  (000's omitted)
                                                                                                  ---------------
99.      Assets, liabilities, shareholders' equity:
         A.       Cash........................................................................    $        215
                                                                                                   ------------------
         B.       Repurchase agreements.......................................................    $
                                                                                                   ------------------
         C.       Short-term debt securities other than repurchase agreements.................    $     11,300
                                                                                                   ------------------
         D.       Long-term debt securities including convertible debt........................    $      6,141
                                                                                                   ------------------
         E.       Preferred, convertible preferred and adjustable rate preferred stock........    $      3,415
                                                                                                   ------------------
         F.       Common stock................................................................    $     72,778
                                                                                                   ------------------
         G.       Options on equities.........................................................    $
                                                                                                   ------------------
         H.       Options on all futures......................................................    $
                                                                                                   ------------------
         I.       Other investments...........................................................    $        346
                                                                                                   ------------------
         J.       Receivables from portfolio instruments sold.................................    $
                                                                                                   ------------------
         K.       Receivables from affiliated persons.........................................    $         12
                                                                                                   ------------------
         L.       Other receivables...........................................................    $        118
                                                                                                   ------------------
         M.       All other assets............................................................    $         47
                                                                                                   ------------------
         N.       Total assets................................................................    $     94,372
                                                                                                   ------------------


















SCREEN NUMBER:  50               PAGE NUMBER:  42                 SEC2100 (5/90)

--------------------------------------------------------------------------------

  If filing more than one
  Page 43, "X" box:

--------------------------------------------------------------------------------
For period ending            03/31/97

File Number                  811-1947

                                                                                                   As of the end of
                                                                                               current reporting period
                                                                                               (000's omitted except for
                                                                                                 per share amounts and
                                                                                                   number of accounts)
                                                                                               -------------------------

         O.       Payables for portfolio instruments purchased......................................    $
                                                                                                         -----------------
         P.       Amounts owed to affiliated persons................................................    $          178
                                                                                                         -----------------
         Q.       Senior long-term debt.............................................................    $        5,000
                                                                                                         -----------------
         R.       All other liabilities.............................................................    $       25,057
                                                                                                         -----------------
         S.       Senior equity.....................................................................    $
                                                                                                         -----------------
         T.       Net assets of common shareholders.................................................    $       64,137
                                                                                                         -----------------
         U.       Number of shares outstanding......................................................    $        1,000
                                                                                                         -----------------
         V.       Net asset value per share (to nearest cent).......................................    $        64.14  *
                                                                                                         -----------------

         W.       Mark-to-market net asset value per share for money market
                  funds only (to 4 decimals)........................................................    $              **
                                                                                                         -----------------
         X.       Total number of shareholder accounts..............................................    $            1
                                                                                                         -----------------
         Y.       Total value of assets in segregated accounts......................................    $
                                                                                                         -----------------
100.     Monthly average net assets during current reporting period ($000's omitted)................    $       60,274
                                                                                                         -----------------
101.     Market price per share at end of period....................................................    $
                                                                                                         -----------------


   *     Net asset value per share must be of the form nnn.nn
         (where n = integer).
  **     Value must be of the form nnn.nnnn (where n = integer).











SCREEN NUMBER:  51               PAGE NUMBER:  43                 SEC2100 (5/90)

--------------------------------------------------------------------------------

  If filing more than one
  Page 44 "X" box:

--------------------------------------------------------------------------------
For period ending            03/31/97

File Number                  811-1947


102.     A.       Is the Registrant filing any of the following attachments
                  with the current filing of Form N-SAR?                    N
                                                                        --------
                                                                           Y/N

         NOTE: If answer is "Y" (Yes), mark those items below being filed as an attachment to this form or incorporate by reference.


         B.       Matters submitted to a vote of security holders.....  --------
         C.       Policies with respect to security investments.......  --------
         D.       Legal proceedings...................................  --------
         E.       Changes in security for debt........................  --------
         F.       Defaults and arrears on senior securities...........  --------
         G.       Changes in control of Registrant....................  --------
         H.       Terms of new or amended securities..................  --------
         I.       Revaluation of assets or restatement of capital
                  share account.......................................  --------
         J.       Changes in Registrant's certifying accountant.......  --------
         K.       Changes in accounting principles and practices......  --------
         L.       Mergers.............................................  --------
         M.       Actions required to be reported
                  pursuant to Rule 2a-7...............................  --------
         N.       Transactions effected pursuant to Rule 10f-3........  --------
         O.       Information required to be filed pursuant
                  to existing exemptive orders........................  --------


Attachment Information (Cont. on Screen 53)












SCREEN NUMBER:  52               PAGE NUMBER:  44                 SEC2100 (5/90)

--------------------------------------------------------------------------------
  If filing more than one
  Page 45 "X" box:

--------------------------------------------------------------------------------

For period ending            03/31/97
File Number                  811-1947



Attachment Information (Cont. from Screen 52)


102. P.  1.  Exhibits............................................         N
                                                                       ---------
                                                                            Y/N

         2.  Any information called for by
             instruction to sub-item 102 P2......................         N
                                                                       ---------
                                                                            Y/N
         3.  Any information called for by
             instruction to sub-item 102 P3......................         N
                                                                       ---------
                                                                            Y/N

103. Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report?(Y/N)......................................
                                                                       ---------
                                                                            Y/N
       [If answer is "N" (No), go to item 105]

104. List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.


       811 Numbers               Subsidiary Name
       -----------               -----------------------------------------------














SCREEN NUMBER:  53               PAGE NUMBER:  45                 SEC2100 (5/90)

--------------------------------------------------------------------------------
  If filing more than one
  Page 46 "X" box:

--------------------------------------------------------------------------------
For period ending            03/31/97
                             --------
File Number                  811-1947
                             --------
ANNUAL SUPPLEMENT
-----------------
Page 53 is to be filed only once each year at the end of Registrant's fiscal year.

105.     Fidelity bond(s) in effect at the end of the period:

         A.       Insurer Name:
         B.       Second Insurer:
         C.       Aggregate face amount of coverage for Registrant on all bonds
                  on which it is named as an insured ($000's omitted).............................    $1,200
                                                                                                       -----
106.     A.       Is the bond part of a joint fidelity bond(s) shared with other investment companies or other entities?....................................................
                                                                                                       -----
                                                                                                         Y/N
         B.       If the answer to 106A is "Y" (Yes), how many other investment companies or other entities are convered by the bond?.....................................
                                                                                                       -----
107.     A.       Does the mandatory coverage of the fidelity bond have a deductible?.............
                                                                                                       -----
                                                                                                         Y/N
         B.       If the answer to 107A is "Y" (Yes), what is the amount of the deductible?.......    $
                                                                                                       -----
108.     A.       Were any claims with respect to this Registrant filed under the bond during the period?..............................................................
                                                                                                       -----
                                                                                                         Y/N
         B.       If the answer to 108A is "Y" (Yes), what was the total amount of such claim?....    $
                                                                                                       -----
109.     A.       Were any losses incurred with respect to this Registrant that could have been filed as a claim under the fidelity bond but were not?..........................
                                                                                                       -----
                                                                                                         Y/N
         B.       If the answer to sub-item 109A is "Y" (Yes), what was the total amount of
                  such losses? (000's omitted)....................................................    $
                                                                                                       -----
110.     A.       Are Registrant's officers and directors convered as officers and directors of
                  Registrant under any errors and omissions insurance policy owned by the
                  Registrant or anyone else?......................................................
                                                                                                       -----
                                                                                                         Y/N
         B.       Were any claims filed under such policy during the period with respect to
                  Registrant?.....................................................................
                                                                                                       -----
                                                                                                         Y/N

SCREEN NUMBER:  54               PAGE NUMBER:  46                 SEC2100 (5/90)

This report is signed on behalf of the Registrant, in the City of Dallas, State of Texas, on the 28th of May, 1997.


                                           CAPITAL SOUTHWEST VENTURE CORPORATION
                                                 /s/  Tim Smith
                              By:
                                 -----------------------------------------------
                                 Tim Smith, Vice President & Secretary-Treasurer

                                                /s/  William R. Thomas
                               Witness:
                                       -----------------------------------------
                                             William R. Thomas, President